Net Income (Loss) Per Share	12 Months Ended
Feb. 01, 2014
Net Income (Loss) Per Share

11. Net Income (Loss) Per Share

Immediately prior to the Reclassification on October 2, 2013, net income (loss) per share was calculated using the two-class method, which is an earnings allocation formula that determines net income (loss) per share for the holders of the Company’s Class A common stock and the holders of Class L common stock. Holders of Class L shares contained participation rights with respect to certain distributions, as defined.

The numerator in calculating Class L basic and diluted income per share was the Class L preference amount, as defined above, for all outstanding L Shares, accrued at 14.5% per annum during the year presented plus, if positive, a pro rata share of an amount equal to consolidated net income less the Class L preference amount.

The numerator in calculating common stock basic loss per share was consolidated net income (loss) less the Class L preference amount. In determining the net loss attributable to common stockholders for computing diluted loss per share, the Company decreased the income and/or increased the loss to reflect the annual preference amount for dilutive Class L common stock equivalents. This amount did not impact Class L diluted income per share because diluted earnings per share would be increased when taking the dilutive common stock equivalents into account, and thus be antidilutive.

Immediately after the Reclassification on October 2, 2013, dilutive net income (loss) per share is calculated using the treasury stock method.

The computation of basic and diluted earnings per common share is as follows:

	(in thousands, except per share data)
	Fiscal Year Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Net Income (Loss)	$16,150	$25,301	$(6,272)
Class L Preference Amount	(111,282)	(146,923)	(123,270)

Net Loss Attributable to Common Stockholders	$(95,132)	$(121,622)	$(129,542)

Allocation of Net Income (Loss) to Common Stockholders—Basic:
Class L Stockholders	$111,282	$146,923	$123,270

Common Stockholders	(95,132)	(121,622)	(129,542)

Net Income (Loss) Per Share—Basic:
Class L Stockholders	$31.93	$28.76	$24.58

Common Stockholders	$(0.26)	$(0.24)	$(0.26)

Allocation of Net Income (Loss) to Common Stockholders —Diluted:
Net Loss Attributable to Common Stockholders	$(95,132)	$(121,622)	$(129,542)
Class L Preference Amount of Common Stock Equivalents	(49,260)	(12,464)	(11,282)

Allocation of Net Loss to Common Stockholders	$(144,392)	$(134,086)	$(140,824)

Net Income (Loss) Per Share—Diluted:
Class L Stockholders	$31.93	$28.76	$24.58

Common Stockholders	$(0.39)	$(0.27)	$(0.28)

Weighted Average Number of Shares—Basic:
Class L Stockholders	3,485	5,109	5,016

Common Stockholders	369,567	505,802	496,606

Weighted Average Number of Shares—Diluted:
Class L Stockholders	3,485	5,109	5,016

Common Stockholders	370,040	505,802	496,606

The Company determined the Class L Preference Amount of Common Stock Equivalents based upon the Class L diluted common stock equivalents multiplied by (i) $81 per share base amount plus (ii) the annual impact of the amount sufficient to generate an internal rate of return equal to 14.5% per annum (compounded quarterly).

As of February 1, 2014, there were unvested options outstanding to purchase common stock of 3,527,800 shares, all of which may be dilutive in the future.

As of February 2, 2013 and January 28, 2012, there were unvested options outstanding to purchase Class L Common Stock of 255,457 shares and 290,464 shares, respectively, and there were unvested options outstanding to purchase Class A Common Stock of 25,290,243 shares and 28,755,936 shares, respectively.

As of February 1, 2014, there were non-vested restricted stock units of common stock of 81,396 shares. All of which may be dilutive in the future.

As of February 2, 2013 and January 28, 2012, there were non-vested restricted stock units of Class L Common Stock of 5,000 shares and 28,122 shares, respectively, and there were non-vested restricted stock units of Class A Common Stock of 495,000 shares and 2,784,078 shares, respectively.

Changes in Class L Common Stock

The changes in Class L Common Stock were as follows (in thousands, except share data):

	February 1, 2014		February 2, 2013		January 28, 2012
	Shares	Amount	Shares	Amount	Shares	Amount
Class L Common Stock, beginning of year	5,183,506	$1,029,189	5,104,677	$884,945	5,050,924	$790,755
Issuance of Class L Common Stock	117,588	2,531	73,940	2,155	60,549	1,961
Issuance/Forfeiture of Restricted Shares and Compensation	—	61	5,000	488	(6,636)	1,187
Repurchase of Class L Common Stock	—	—	(111)	(7)	(160)	(6)
Dividend	—	(33,600)	—	37	—	(30,000)
Accretion of Class L Preferred Return	—	104,859	—	141,571	—	121,048
Other	(1,167)	(21)	—	—	—	—
Conversion of Class L Stock to Common Stock	(5,299,927)	(1,103,019)	—	—	—	—

Class L Common Stock, end of year	—	$—	5,183,506	$1,029,189	5,104,677	$884,945

Accretion of Class L Preferred Return was determined based upon the outstanding shares owned by the Company’s majority stockholder multiplied by (i) $81 per share base amount plus (ii) an amount sufficient to generate an internal rate of return equal to 14.5% per annum (compounded quarterly).

The Company accounted for the fair value measurement of its Class L common stock in accordance with Topic No. 820, as described in Note 17, “Fair Value of Financial Instruments.” The inputs into the determination of fair value require significant management judgment or estimation. The fair value of the Company’s Class L common stock was classified as Level 2 of the fair value hierarchy as it was a model-derived valuation whose inputs are observable. As of February 2, 2013, the fair value of the Company’s outstanding Class L Common Stock was $316.8 million.